Income taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income before income taxes
Canada	$ 4,906	$ 4,540	$ 4,936
Foreign	1,358	1,312	1,552
Income before income taxes	6,264	5,852	6,488
Current income tax expense
Canada federal	542	860	896
Canada provincial	405
Foreign	263	219	255
Total current income tax expense	1,210	1,079	1,151
Deferred income tax expense (recovery)
Canada federal	176	282	360
Canada provincial	132
Foreign	26	43	(648)
Total deferred income tax expense (recovery)	334	325	(288)
Income tax expense (recovery)
Canada federal	718
Canada provincial	537
Foreign	289
Income tax expense	$ 1,544	$ 1,404	$ 863